Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Schedule of composition borrowings
	December 31
	2018	2017
	NIS in thousands
At amortized cost:

Notes issued by the Company (see b below)	136,028	538,668
Convertible Notes issued by Elbit Medical (see c below)	144,564	-
Notes issued by PC (See Note 19 b)	-	485,504

	280,592	1,024,172
Less - current maturities (see Note 9)	(136,028)	(780,861)

	144,564	243,311

Schedule of present the terms of the company's notes
	Effective interest rate	interest rate	Principal final maturity	Adjusted par value	Carrying amounts as of December 31, 2018
	%			NIS in thousands

Series I notes	12.8	CPI+6	November 30, 2019	107,529	98,967
Accumulated interest on Series I notes				37,061	37,061

				144,590	136,028

	Effective interest rate	interest rate	Principal final maturity	Adjusted par value	Carrying amounts as of December 31, 2017
	%			NIS in thousands

Series H notes	9.47	CPI+6	2018	296,160	295,363
Series I notes	12.8	CPI+6	2019	217,279	184,955
Accumulated interest on Series I notes				58,350	58,350

				571,789	538,668